Stock Based Compensation Plans: (Details 2) (USD $)	3 Months Ended
Mar. 31, 2015
Stock Based Compensation Plans: [Abstract]
Outstanding Options Number: $1.82 - $1.82	2,567,500
Outstanding Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Outstanding Options Aggregate Intrinsic Value: $1.82 - $1.82	$ 5,597,150
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	277 days
Exercisable Options Number: $1.82 - $1.82	2,567,500
Exercisable Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Exercisable Options Aggregate Intrinsic Value: $1.82 - $1.82	5,597,150
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	277 days
Outstanding Options Number: $1.92 - $1.92	950,000
Outstanding Options Weighted Average Exercise Price: $1.92 - $1.92	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 - $1.92	1,976,000
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	6 years 69 days
Exercisable Options Number: $1.92 - $1.92	950,000
Exercisable Options Weighted Average Exercise Price: $1.92 - $1.92	$ 1.92
Exercisable Options Aggregate Intrinsic Value: $1.92 - $1.92	1,976,000
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	6 years 69 days
Outstanding Options Number: $2.89 - $2.89	1,620,500
Outstanding Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Outstanding Options Aggregate Intrinsic Value: $2.89 - $2.89	1,798,755
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	1 year 307 days
Exercisable Options Number: $2.89 - $2.89	1,620,500
Exercisable Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Exercisable Options Aggregate Intrinsic Value: $2.89 - $2.89	1,798,755
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	1 year 307 days
Outstanding Options Number: $3.00 - $3.00	250,000
Outstanding Options Weighted Average Exercise Price: $3.00 - $3.00	$ 3.00
Outstanding Options Aggregate Intrinsic Value: $3.00 - $3.00	250,000
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	3 years 73 days
Exercisable Options Number: $3.00 - $3.00	250,000
Exercisable Options Weighted Average Exercise Price: $3.00 - $3.00	$ 3.00
Exercisable Options Aggregate Intrinsic Value: $3.00 - $3.00	250,000
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	3 years 73 days
Outstanding Options Number: $3.89 - $3.89	100,000
Outstanding Options Weighted Average Exercise Price: $3.89 - $3.89	$ 3.89
Outstanding Options Aggregate Intrinsic Value: $3.89 - $3.89	11,000
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.89 - $3.89	4 years 350 days
Exercisable Options Number: $3.89 - $3.89	25,000
Exercisable Options Weighted Average Exercise Price: $3.89 - $3.89	$ 3.89
Exercisable Options Aggregate Intrinsic Value: $3.89 - $3.89	2,750
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.89 - $3.89	4 years 350 days
Outstanding Options Number: $4.02 - $4.02	310,000
Outstanding Options Weighted Average Exercise Price: $4.02 - $4.02	$ 4.02
Outstanding Options Aggregate Intrinsic Value: $4.02 - $4.02	0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $4.02 - $4.02	9 years 117 days
Exercisable Options Number: $4.02 - $4.02	206,663
Exercisable Options Weighted Average Exercise Price: $4.02 - $4.02	$ 4.02
Exercisable Options Aggregate Intrinsic Value: $4.02 - $4.02	0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $4.02 - $4.02	9 years 117 days
Outstanding Options Number: $1.82 - $4.02	5,798,000
Outstanding Options Weighted Average Exercise Price: $1.82 - $4.02	$ 2.34
Outstanding Options Aggregate Intrinsic Value: $1.82 - $4.02	9,632,905
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $4.02	2 years 215 days
Exercisable Options Number: $1.82 - $4.02	5,619,663
Exercisable Options Weighted Average Exercise Price: $1.82 - $4.02	$ 2.29
Exercisable Options Aggregate Intrinsic Value: $1.82 - $4.02	$ 9,624,655
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $4.02	2 years 157 days